NET LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2024 PIPE transaction | Prefunded warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding (in shares)	1,000,000
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	3,083,414	3,574,453	4,055,164